UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02968-99

Name of Registrant: Vanguard Trustees' Equity Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Item 1: Schedule of Investments

International Value Fund

Schedule of Investments
As of July 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (95.7%)[1]
Australia (0.7%)
BHP Billiton Ltd.	1,437,738	44,950
Newcrest Mining Ltd.	841,300	9,267
		54,217
Belgium (1.0%)
Anheuser-Busch InBev NV	770,794	74,121

Brazil (1.9%)
Cielo SA	1,420,052	35,007
Estacio Participacoes SA	3,864,000	29,844
* BB Seguridade Participacoes SA	3,385,200	27,362
Vale SA Class B ADR	1,588,600	21,796
Petroleo Brasileiro SA ADR Type A	983,300	14,100
Petroleo Brasileiro SA ADR	799,100	10,900
		139,009
China (2.5%)
China Mobile Ltd.	7,441,500	79,162
China Construction Bank Corp.	60,512,800	45,118
* Baidu Inc. ADR	232,050	30,703
Industrial & Commercial Bank of China Ltd.	11,995,000	7,879
*,^ Lonking Holdings Ltd.	33,419,000	6,755
*,^ China ZhengTong Auto Services Holdings Ltd.	12,635,500	6,233
Zhongsheng Group Holdings Ltd.	5,663,500	5,872
^ Dongyue Group Ltd.	12,444,000	4,808
Huabao International Holdings Ltd.	881,000	379
Kingboard Laminates Holdings Ltd.	605,500	242
		187,151
Denmark (1.8%)
AP Moeller - Maersk A/S Class B	8,543	66,991
Novo Nordisk A/S Class B	175,115	29,711
Carlsberg A/S Class B	264,100	26,157
DSV A/S	318,300	8,342
		131,201
Finland (0.6%)
Sampo Oyj	989,551	43,339

France (7.3%)
BNP Paribas SA	1,106,284	71,729
Sanofi	605,647	63,402
Safran SA	1,059,903	62,242
Vinci SA	1,094,412	59,198
Orange SA	4,792,678	47,271
Valeo SA	553,291	43,809
Schneider Electric SA	481,214	38,334
Cap Gemini SA	678,167	37,092
Total SA	643,318	34,281
Technip SA	281,551	31,066
CNP Assurances	1,664,399	28,149

ArcelorMittal	1,446,930	18,903
		535,476
Germany (7.6%)
SAP AG	1,854,242	135,863
Bayer AG	588,572	68,413
Fresenius Medical Care AG & Co. KGaA	1,019,253	64,360
Deutsche Post AG	2,294,528	64,164
Siemens AG	499,905	54,905
Bayerische Motoren Werke AG	479,438	46,927
Allianz SE	232,307	36,201
BASF SE	385,882	34,200
Metro AG	935,194	32,270
Software AG	527,320	16,032
Leoni AG	99,603	4,961
* Osram Licht AG	49,990	1,949
		560,245
Greece (0.1%)
OPAP SA	1,057,356	9,489

Hong Kong (4.7%)
Swire Pacific Ltd. Class A	6,423,350	75,761
Hutchison Whampoa Ltd.	5,838,000	65,848
Sands China Ltd.	8,923,800	48,231
Wynn Macau Ltd.	15,972,400	45,249
China Mobile Ltd. ADR	831,900	44,024
Li & Fung Ltd.	23,658,000	31,265
^ Luk Fook Holdings International Ltd.	5,332,000	14,898
Esprit Holdings Ltd.	8,364,800	13,618
Jardine Matheson Holdings Ltd.	136,780	7,488
		346,382
Indonesia (1.0%)
Telekomunikasi Indonesia Persero Tbk PT ADR	1,002,869	45,741
Bank Mandiri Persero Tbk PT	28,439,000	24,614
		70,355
Ireland (0.6%)
Ryanair Holdings plc ADR	838,400	43,194

Italy (2.7%)
Eni SPA	3,675,331	81,178
Intesa Sanpaolo SPA (Registered)	28,185,564	53,765
Atlantia SPA	1,667,292	31,742
UniCredit SPA	4,018,600	21,951
Saipem SPA	653,643	13,934
		202,570
Japan (17.3%)
Sumitomo Mitsui Financial Group Inc.	3,094,200	141,362
Seven & I Holdings Co. Ltd.	3,175,483	119,625
Japan Tobacco Inc.	2,855,100	99,674
KDDI Corp.	1,390,700	76,946
Bridgestone Corp.	2,169,400	76,812
Toyota Motor Corp.	1,254,900	76,362
Omron Corp.	2,189,200	67,700
* Panasonic Corp.	7,365,300	65,340
Mitsubishi Corp.	3,537,200	64,444
Tokyo Electron Ltd.	1,334,100	60,690

Dai Nippon Printing Co. Ltd.	6,714,000	59,747
Fujitsu Ltd.	14,044,000	53,763
Fujikura Ltd.	14,289,000	52,098
^ Yaskawa Electric Corp.	3,919,000	46,697
Makita Corp.	847,000	44,062
Yahoo Japan Corp.	77,505	41,189
LIXIL Group Corp.	1,662,800	38,992
Daiwa House Industry Co. Ltd.	1,572,000	28,871
Komatsu Ltd.	1,269,600	28,266
Lintec Corp.	851,900	16,063
Yamato Kogyo Co. Ltd.	355,500	11,520
Nippon Electric Glass Co. Ltd.	1,219,000	6,548
		1,276,771
Netherlands (3.9%)
Heineken NV	728,777	51,191
Akzo Nobel NV	817,744	49,855
* PostNL NV	13,724,048	49,379
Unilever NV	1,210,883	48,582
* ING Groep NV	4,512,527	46,059
Randstad Holding NV	802,262	38,807
		283,873
Norway (0.6%)
Petroleum Geo-Services ASA	2,021,204	27,164
TGS Nopec Geophysical Co. ASA	569,784	18,275
		45,439
Philippines (0.5%)
LT Group Inc.	49,921,500	23,894
* Alliance Global Group Inc.	24,147,200	14,608
		38,502
Russia (2.2%)
Gazprom OAO ADR	10,102,649	78,069
Mobile Telesystems OJSC ADR	1,747,847	34,066
Sberbank of Russia	9,672,430	27,832
VTB Bank OJSC GDR	4,603,697	12,931
* X5 Retail Group NV GDR	520,470	8,665
VTB Bank OJSC	2,200,502,714	3,092
		164,655
Singapore (2.4%)
Singapore Telecommunications Ltd.	20,228,000	62,463
DBS Group Holdings Ltd.	4,684,000	61,468
Genting Singapore plc	50,985,000	53,178
		177,109
South Africa (0.7%)
Mediclinic International Ltd.	4,549,638	31,727
Mr Price Group Ltd.	1,373,596	17,906
		49,633
South Korea (4.0%)
Samsung Electronics Co. Ltd.	89,523	102,013
E-Mart Co. Ltd.	349,627	65,798
Hyundai Mobis Co. Ltd.	187,326	45,665
^ Hotel Shilla Co. Ltd.	404,825	23,964
Hyundai Home Shopping Network Corp.	141,604	21,358
Hana Financial Group Inc.	470,830	15,079
SK Innovation Co. Ltd.	99,600	13,467

Daewoo International Corp.	301,100	10,293
		297,637
Spain (1.8%)
* Banco Santander SA	6,365,147	46,567
Banco Bilbao Vizcaya Argentaria SA	3,968,856	37,637
Red Electrica Corp. SA	499,300	27,842
* ACS Actividades de Construccion y Servicios SA	704,499	20,286
		132,332
Sweden (2.9%)
Assa Abloy AB Class B	1,134,066	50,280
Electrolux AB Class B	1,230,967	35,892
Getinge AB	872,915	32,281
Swedbank AB Class A	1,248,400	30,093
Securitas AB Class B	3,065,161	29,876
Volvo AB Class B	1,465,300	21,586
^ Oriflame Cosmetics SA	466,439	15,256
		215,264
Switzerland (5.2%)
Novartis AG	1,354,885	97,398
ABB Ltd.	2,756,144	60,762
Julius Baer Group Ltd.	1,052,148	47,893
Credit Suisse Group AG	1,497,248	43,980
Swatch Group AG (Bearer)	49,700	29,534
Cie Financiere Richemont SA	259,027	25,339
GAM Holding AG	1,520,121	24,249
Nobel Biocare Holding AG	1,674,895	20,390
Roche Holding AG	76,511	18,828
Adecco SA	288,911	18,369
		386,742
Taiwan (0.9%)
Taiwan Semiconductor Manufacturing Co. Ltd.	18,526,704	63,003
* Wistron Corp.	101,817	97
		63,100
Thailand (1.1%)
Bangkok Bank PCL	8,044,300	52,668
Kasikornbank PCL (Foreign)	4,331,800	25,886
		78,554
Turkey (1.1%)
* Turkcell Iletisim Hizmetleri AS	6,906,220	40,054
KOC Holding AS	4,658,988	20,545
Turkiye Halk Bankasi AS	2,656,535	19,956
		80,555
United Kingdom (16.1%)
* The Royal Bank of Scotland Group plc	23,782,662	114,847
HSBC Holdings plc	9,690,485	110,021
Prudential plc	4,801,132	85,268
Carnival plc	1,779,082	68,485
Vodafone Group plc	22,498,386	67,385
WPP plc	3,675,268	66,354
Smith & Nephew plc	5,141,316	61,258
Unilever plc	1,376,879	55,913
Royal Dutch Shell plc Class A (Amsterdam Shares)	1,440,928	49,185
Rexam plc	6,414,122	47,979
Informa plc	5,751,898	45,946
Rio Tinto plc	1,005,096	45,230

British American Tobacco plc			769,795	41,066
* Lloyds Banking Group plc			36,955,000	38,477
Barclays plc			8,692,862	37,979
BAE Systems plc			5,251,177	35,612
Wolseley plc			725,736	34,745
Signet Jewelers Ltd.			476,276	34,324
BG Group plc			1,579,532	28,483
Associated British Foods plc			901,700	26,675
Petrofac Ltd.			1,111,830	22,183
Inchcape plc			2,423,040	21,022
Tullow Oil plc			1,256,925	19,883
Ladbrokes plc			4,565,100	14,790
^ Eurasian Natural Resources Corp. plc			3,900,529	12,938
				1,186,048
United States (2.5%)
* Weatherford International Ltd.			5,318,900	74,252
*,^ Ultra Petroleum Corp.			2,429,105	52,590
Ensco plc Class A			271,900	15,591
RenaissanceRe Holdings Ltd.			168,600	14,663
TE Connectivity Ltd.			543,877	27,759
				184,855
Total Common Stocks (Cost $6,351,781)				7,057,818
	Coupon
Temporary Cash Investments (4.3%)[1]
Money Market Fund (4.1%)
[2,3] Vanguard Market Liquidity Fund	0.124%		307,001,235	307,001

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.2%)
4,5,
6 Fannie Mae Discount Notes	0.065%	8/28/13	10,000	9,999
4,5,
6 Freddie Mac Discount Notes	0.093%	9/30/13	3,000	3,000
				12,999
Total Temporary Cash Investments (Cost $320,000)				320,000
Total Investments (100.0%) (Cost $6,671,781)				7,377,818
Other Assets and Liabilities-Net (0.0%)[3]				395
Net Assets (100%)				7,378,213

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $32,489,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.4% and 2.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $35,584,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $7,799,000 have been segregated as initial margin for open futures contracts.
6 Securities with a value of $2,017,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	521,592	6,536,226	—
Temporary Cash Investments	307,001	12,999	—
Futures Contracts—Liabilities[1]	(472)	—	—
Forward Currency Contracts—Liabilities	—	(2,679)	—
Total	828,121	6,546,546	—
1 Represents variation margin on the last day of the reporting period.

International Value Fund

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund may enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with the fund's use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the fund under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability). Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange; monitors the financial strength of its clearing brokers and clearinghouse; and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

At July 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	September 2013	1,155	42,268	722
FTSE 100 Index	September 2013	411	40,897	1,359
Topix Index	September 2013	258	29,524	339
S&P ASX 200 Index	September 2013	140	15,737	584

International Value Fund

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At July 31, 2013, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
Morgan Stanley Capital
Services Inc.	9/25/13	EUR	31,118 USD	41,731	(324)
Morgan Stanley Capital
Services Inc.	9/25/13	GBP	26,027 USD	40,733	(1,155)
Morgan Stanley Capital
Services Inc.	9/18/13	JPY	2,865,438 USD	29,600	(327)
Morgan Stanley Capital
Services Inc.	9/24/13	AUD	16,854 USD	15,965	(873)

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At July 31, 2013, the cost of investment securities for tax purposes was $6,676,537,000. Net unrealized appreciation of investment securities for tax purposes was $701,281,000, consisting of unrealized gains of $1,131,794,000 on securities that had risen in value since their purchase and $430,513,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Diversified Equity Fund

Schedule of Investments
As of July 31, 2013

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard Growth and Income Fund Investor Shares	7,606,721	274,907
Vanguard Morgan Growth Fund Investor Shares	8,735,586	206,597
Vanguard U.S. Growth Fund Investor Shares	8,265,643	206,228
Vanguard Windsor Fund Investor Shares	11,087,116	206,220
Vanguard Windsor II Fund Investor Shares	5,890,972	205,889
Vanguard Explorer Fund Investor Shares	1,376,687	138,619
Vanguard Mid-Cap Growth Fund	2,802,192	69,270
Vanguard Capital Value Fund	4,826,286	69,209
		1,376,939
Total Investment Companies (100.0%) (Cost $1,041,258)		1,376,939
Other Assets and Liabilities-Net (0.0%)		(270)
Net Assets (100%)		1,376,669

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At July 31, 2013, the cost of investment securities for tax purposes was $1,041,258,000. Net unrealized appreciation of investment securities for tax purposes was $335,681,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Emerging Markets Select Stock Fund

Schedule of Investments
As of July 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (95.1%)[1]
Argentina (0.1%)
MercadoLibre Inc.	1,933	227
Arcos Dorados Holdings Inc. Class A	4,902	59
		286
Brazil (11.7%)
Petroleo Brasileiro SA Prior Pfd.	534,804	3,819
Petroleo Brasileiro SA ADR	113,159	1,543
Vale SA Class B ADR	101,000	1,243
Vale SA Prior Pfd.	97,343	1,201
Banco Bradesco SA Prior Pfd.	87,230	1,059
Brasil Insurance Participacoes e Administracao SA	103,090	994
* Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	250,500	956
Itau Unibanco Holding SA ADR	59,660	761
EDP - Energias do Brasil SA	145,400	753
Cia de Bebidas das Americas ADR	19,463	735
Totvs SA	46,500	734
Randon Participacoes SA Prior Pfd.	141,275	730
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	16,341	729
Banco Santander Brasil SA	121,900	727
Banco do Brasil SA	71,903	715
* BB Seguridade Participacoes SA	85,355	690
Telefonica Brasil SA ADR	30,600	657
Odontoprev SA	140,000	574
Multiplus SA	36,756	497
Banco Santander Brasil SA ADR	82,400	496
ALL - America Latina Logistica SA	110,900	429
Itau Unibanco Holding SA Prior Pfd.	23,370	299
CETIP SA - Mercados Organizados	29,200	294
Cia de Saneamento Basico do Estado de Sao Paulo ADR	27,400	282
* CPFL Energias Renovaveis SA	37,400	194
Telefonica Brasil SA Prior Pfd.	9,000	191
Cia Paranaense de Energia Prior Pfd.	13,700	168
Souza Cruz SA	11,500	139
Cia Paranaense de Energia ADR	8,800	110
Localiza Rent a Car SA	2,730	39
Lojas Americanas SA Prior Pfd.	3,784	26
		21,784
Canada (1.4%)
Methanex Corp.	26,100	1,246
First Quantum Minerals Ltd.	69,500	1,117
Sherritt International Corp.	59,500	228
		2,591
Chile (0.1%)
SACI Falabella	22,352	228

China (17.4%)
CNOOC Ltd.	1,311,000	2,369
China Mobile Ltd.	210,000	2,234
China Construction Bank Corp.	2,929,850	2,185

China Pacific Insurance Group Co. Ltd.	638,460	2,134
Industrial & Commercial Bank of China Ltd.	2,685,380	1,764
Lenovo Group Ltd.	1,555,600	1,417
Mindray Medical International Ltd. ADR	31,600	1,294
China Power International Development Ltd.	2,796,600	1,175
China Unicom Hong Kong Ltd.	703,000	1,034
Haier Electronics Group Co. Ltd.	506,000	912
Tencent Holdings Ltd.	20,137	912
Yingde Gases Group Co. Ltd.	979,000	890
China Shenhua Energy Co. Ltd.	282,500	815
Fosun International Ltd.	1,061,500	804
China Shineway Pharmaceutical Group Ltd.	464,000	759
China Resources Power Holdings Co. Ltd.	324,000	755
PetroChina Co. Ltd.	644,000	752
Shanghai Electric Group Co. Ltd.	2,080,000	699
Kingboard Laminates Holdings Ltd.	1,726,125	689
Tsingtao Brewery Co. Ltd.	88,000	672
Zhongsheng Group Holdings Ltd.	618,000	641
* China Galaxy Securities Co. Ltd.	1,000,500	587
Anhui Conch Cement Co. Ltd.	174,500	516
China Resources Land Ltd.	184,000	505
AMVIG Holdings Ltd.	1,126,000	497
China BlueChemical Ltd.	1,038,000	479
China Dongxiang Group Co.	2,639,000	469
Great Wall Motor Co. Ltd.	99,000	462
Shui On Land Ltd.	1,540,833	461
ENN Energy Holdings Ltd.	82,500	457
* Brilliance China Automotive Holdings Ltd.	380,000	454
China Coal Energy Co. Ltd.	819,000	437
Dongfeng Motor Group Co. Ltd.	284,000	381
Guangdong Investment Ltd.	432,000	350
Greatview Aseptic Packaging Co. Ltd.	551,000	332
* China Taiping Insurance Holdings Co. Ltd.	172,150	239
China Overseas Grand Oceans Group Ltd.	109,000	129
Intime Retail Group Co. Ltd.	107,500	111
Huabao International Holdings Ltd.	251,000	108
Anta Sports Products Ltd.	78,000	88
Shandong Weigao Group Medical Polymer Co. Ltd.	77,500	73
* LightInTheBox Holding Co. Ltd. ADR	3,600	58
Sun Art Retail Group Ltd.	31,000	43
* GOME Electrical Appliances Holding Ltd.	362,000	36
* Chaoda Modern Agriculture Holdings Ltd.	404,000	34
		32,212
Colombia (0.7%)
* Cemex Latam Holdings SA	79,043	638
Bancolombia SA ADR	8,800	506
Ecopetrol SA	47,088	108
		1,252

Czech Republic (0.2%)
Komercni Banka AS	2,322	451

Egypt (0.2%)
Commercial International Bank Egypt SAE	64,056	320

Exchange-Traded Fund (3.0%)
2 Vanguard FTSE Emerging Markets ETF	143,600	5,612

Greece (0.3%)
Motor Oil Hellas Corinth Refineries SA	37,172	376
* Hellenic Telecommunications Organization SA	21,814	197
		573
Hong Kong (3.0%)
Pacific Basin Shipping Ltd.	2,824,750	1,525
Sands China Ltd.	203,300	1,099
Texwinca Holdings Ltd.	1,017,000	989
Hang Lung Properties Ltd.	212,000	686
* Galaxy Entertainment Group Ltd.	126,000	663
Stella International Holdings Ltd.	165,000	405
MGM China Holdings Ltd.	68,300	197
Wynn Macau Ltd.	28,400	80
		5,644
Hungary (0.7%)
OTP Bank plc	33,475	674
Magyar Telekom Telecommunications plc	427,425	585
		1,259
India (7.6%)
ITC Ltd.	354,155	1,991
HCL Technologies Ltd.	101,000	1,557
Genpact Ltd.	53,600	1,093
* Idea Cellular Ltd.	383,738	1,065
Axis Bank Ltd.	60,680	1,032
Tata Motors Ltd. ADR	35,700	858
HDFC Bank Ltd. ADR	22,352	735
Reliance Industries Ltd.	44,768	641
DLF Ltd.	237,206	585
Punjab National Bank	54,289	509
Coal India Ltd.	105,344	488
Yes Bank Ltd.	89,867	478
Tata Consultancy Services Ltd.	15,944	476
Bank of India	152,608	463
Marico Ltd.	113,723	392
GlaxoSmithKline Consumer Healthcare Ltd.	4,239	325
Indiabulls Housing Finance Ltd.	76,267	263
Canara Bank	45,900	207
Dr Reddy's Laboratories Ltd. ADR	4,740	177
Crompton Greaves Ltd.	126,731	176
Indian Bank	89,575	119
Ceylon Tobacco Co. plc	14,094	115
ING Vysya Bank Ltd.	12,500	105
Jyothy Laboratories Ltd.	26,975	73
United Spirits Ltd.	1,277	50
Colgate-Palmolive India Ltd.	1,680	38
		14,011

Indonesia (1.1%)
Indofood CBP Sukses Makmur Tbk PT	787,400	857
Bank Rakyat Indonesia Persero Tbk PT	885,500	710
Telekomunikasi Indonesia Persero Tbk PT ADR	3,800	173
Mayora Indah Tbk PT	46,500	144
Bekasi Fajar Industrial Estate Tbk PT	1,990,000	118
		2,002
Ireland (0.0%)
* Kenmare Resources plc	145,573	58

Kazakhstan (0.3%)
3 KCell JSC GDR	37,102	603

Kenya (0.1%)
Safaricom Ltd.	1,784,500	149

Kuwait (0.3%)
Agility Public Warehousing Co. KSC	241,500	602

Malaysia (2.3%)
Genting Malaysia Bhd.	1,078,900	1,383
CIMB Group Holdings Bhd.	308,100	747
AMMB Holdings Bhd.	307,400	742
UEM Sunrise Bhd.	531,100	438
Petronas Dagangan Bhd.	35,940	297
British American Tobacco Malaysia Bhd.	14,200	268
Axiata Group Bhd.	109,100	228
Guinness Anchor Bhd.	19,600	109
		4,212
Mexico (2.6%)
America Movil SAB de CV ADR	50,932	1,069
Grupo Comercial Chedraui SA de CV	300,700	975
Grupo Televisa SAB ADR	30,000	813
Grupo Mexico SAB de CV Class B	225,400	694
* Cemex SAB de CV ADR	58,796	677
Grupo Financiero Banorte SAB de CV	79,900	508
		4,736
Nigeria (0.2%)
Zenith Bank plc	2,741,645	337

Papua New Guinea (0.0%)
* New Britain Palm Oil Ltd.	10,877	74

Peru (0.3%)
Cia de Minas Buenaventura SAA ADR	33,303	476

Philippines (1.0%)
Energy Development Corp.	7,809,600	1,086
Robinsons Land Corp.	473,000	248
LT Group Inc.	448,600	215
Metropolitan Bank & Trust	81,050	198
Ayala Land Inc.	139,200	96
		1,843
Poland (1.2%)
* Cyfrowy Polsat SA	184,200	1,223
Bank Pekao SA	10,767	553

Polskie Gornictwo Naftowe i Gazownictwo SA	193,961	376
		2,152
Qatar (0.8%)
Industries Qatar QSC	33,571	1,464

Russia (5.8%)
Rosneft OAO GDR	284,124	2,007
Gazprom OAO ADR	259,258	2,003
Lukoil OAO ADR	27,886	1,641
Sberbank of Russia ADR	112,895	1,296
Magnit OJSC GDR	16,719	962
Lukoil OAO ADR	11,423	672
Mobile Telesystems OJSC ADR	30,022	585
Phosagro OAO GDR	62,091	584
Sberbank of Russia	129,803	374
Moscow Exchange MICEX-RTS OAO	211,879	360
3 Sberbank of Russia GDR	10,464	120
Mail.ru Group Ltd. GDR	2,933	94
MMC Norilsk Nickel OJSC ADR	5,450	73
		10,771
Singapore (0.3%)
Olam International Ltd.	387,000	516

South Africa (5.5%)
Sasol Ltd.	44,109	2,027
Discovery Ltd.	152,777	1,379
Naspers Ltd.	16,227	1,357
Standard Bank Group Ltd.	111,608	1,248
MTN Group Ltd.	55,657	1,042
Imperial Holdings Ltd.	44,025	918
Aveng Ltd.	274,800	816
Barloworld Ltd.	73,875	612
Kumba Iron Ore Ltd.	10,336	458
Old Mutual plc	77,991	231
Adcock Ingram Holdings Ltd.	15,199	104
Massmart Holdings Ltd.	4,780	81
		10,273
South Korea (10.5%)
Samsung Electronics Co. Ltd.	3,996	4,554
Hana Financial Group Inc.	101,930	3,264
Shinhan Financial Group Co. Ltd.	64,614	2,355
Hyundai Mipo Dockyard	11,125	1,315
SK Telecom Co. Ltd.	6,200	1,215
Hyundai Motor Co.	4,824	997
NHN Corp.	2,969	776
KB Financial Group Inc.	20,800	658
Hyundai Hysco Co. Ltd.	18,580	652
Dongbu Insurance Co. Ltd.	15,350	650
Coway Co. Ltd.	12,014	641
GS Holdings	12,400	609
LG Electronics Inc.	6,700	435
* LG Life Sciences Ltd.	6,816	350
Doosan Corp.	2,519	319
* Shinhan Financial Group Co. Ltd. ADR	7,080	258
Kolon Industries Inc.	3,363	151
Hyundai Department Store Co. Ltd.	726	104

E-Mart Co. Ltd.	468	88
		19,391
Spain (0.6%)
Prosegur Cia de Seguridad SA	200,248	1,033

Switzerland (0.4%)
* Dufry AG	5,557	727

Taiwan (8.9%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	184,981	3,141
Taiwan Semiconductor Manufacturing Co. Ltd.	835,543	2,842
Delta Electronics Inc.	558,773	2,711
Compal Electronics Inc.	2,382,000	1,650
Hon Hai Precision Industry Co. Ltd.	601,760	1,558
Advanced Semiconductor Engineering Inc.	1,254,330	1,028
MediaTek Inc.	85,000	1,020
Far Eastern New Century Corp.	598,410	675
Oriental Union Chemical Corp.	570,932	558
Yuanta Financial Holding Co. Ltd.	1,045,842	546
* Wistron Corp.	519,162	495
Chunghwa Telecom Co. Ltd.	91,000	291
Advantech Co. Ltd.	15,590	75
		16,590
Thailand (2.1%)
Siam Commercial Bank PCL (Foreign)	153,000	761
Krung Thai Bank PCL (Foreign)	1,285,375	723
PTT Global Chemical PCL	298,351	629
Bangkok Bank PCL (Foreign)	82,400	551
Bangkok Bank PCL	60,000	393
PTT Global Chemical PCL	133,344	284
Kasikornbank PCL	35,900	209
Advanced Info Service PCL (Foreign)	17,500	155
Supalai PCL (Foreign)	156,900	78
Central Pattana PCL	40,800	56
		3,839
Turkey (2.0%)
Turkiye Garanti Bankasi AS	281,161	1,097
Tupras Turkiye Petrol Rafinerileri AS	31,393	672
* Asya Katilim Bankasi AS	635,816	639
* Turkcell Iletisim Hizmetleri AS ADR	33,812	493
Turkiye Halk Bankasi AS	59,799	449
Akbank TAS	82,100	315
* Turkcell Iletisim Hizmetleri AS	19,260	112
		3,777
United Arab Emirates (1.3%)
DP World Ltd.	76,731	1,207
Union National Bank PJSC	491,850	709
Abu Dhabi Commercial Bank PJSC	379,925	551
		2,467
United Kingdom (0.8%)
AZ Electronic Materials SA	250,310	1,164
* Ophir Energy plc	50,491	289
		1,454
United States (0.3%)
* Flextronics International Ltd.	53,150	460

Total Common Stocks (Cost $180,914)				176,229
	Coupon
Temporary Cash Investments (5.8%)[1]
Money Market Fund (5.2%)
4 Vanguard Market Liquidity Fund	0.124%		9,617,708	9,618

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.6%)
[5,6] Fannie Mae Discount Notes	0.110%	8/21/13	100,000	100
[5,6] Fannie Mae Discount Notes	0.130%	8/28/13	1,000,000	1,000
[5,6] Freddie Mac Discount Notes	0.130%	9/16/13	100,000	100
				1,200
Total Temporary Cash Investments (Cost $10,818)				10,818
Total Investments (100.9%) (Cost $191,732)				187,047
Other Assets and Liabilities-Net (-0.9%)				(1,692)
Net Assets (100%)				185,355

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.7% and 2.2%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, the aggregate value of these securities was $723,000, representing 0.4% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Securities with a value of $600,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as

Emerging Markets Select Stock Fund

furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	37,425	—	—
Common Stocks—Other	8,865	129,939	—
Temporary Cash Investments	9,618	1,200	—
Futures Contracts—Assets[1]	14	—	—
Futures Contracts—Liabilities[1]	(76)	—	—
Total	55,846	131,139	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability). Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange; monitors the financial strength of its clearing brokers and clearinghouse; and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

At July 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Emerging Markets Select Stock Fund

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
MSCI Emerging Markets Index	September 2013	145	6,806	96

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At July 31, 2013, the cost of investment securities for tax purposes was $191,811,000. Net unrealized depreciation of investment securities for tax purposes was $4,764,000, consisting of unrealized gains of $12,264,000 on securities that had risen in value since their purchase and $17,028,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD TRUSTEES' EQUITY FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TRUSTEES' EQUITY FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 18, 2013

VANGUARD TRUSTEES' EQUITY FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: September 18, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.